CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                               September 16, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                   Re:  Matrix Defined Trusts 13 (the "Fund")
                                 (CIK# 1468670)
                        -------------------------------------

Ladies/Gentlemen:

     Transmitted herewith is a copy of the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     We currently anticipate that the registration statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487 under the Securities Act of 1933.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-22166) for Matrix Defined Trusts are intended to apply to all series of the Fund.

     If you have any questions, please do not hesitate to contact us.

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By     /s/ SCOTT R. ANDERSON
                                      ----------------------------
                                          Scott R. Anderson


SRA/mdd




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